Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000037627 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Growth Fund
Class Name	Class R Shares
Trading Symbol	BSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class R Shares returned 12.94%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 17.41% and the Russell 2000® Growth Index returned 13.56%.
What contributed to performance?
Sentiment insights made the strongest contribution to the Fund’s absolute return. Textual data evaluation of broker and analyst commentary effectively positioned the portfolio in sectors such as industrials and information technology, both of which outperformed the broader market. Metrics tracking mobile app usage were an additional contributor. Macroeconomic sentiment insights further contributed by motivating exposure to the financials and materials sectors, both of which delivered solid gains. Fundamental quality data measuring research and development intensity, especially in innovative areas of health care and industrials, also helped results.
What detracted from performance?
Although the Fund produced a gain in the period, certain insights detracted. Traditional valuation metrics that assess companies’ debt levels, free cash flow, and dividends misaligned the portfolio in sectors that underperformed, such as real estate and consumer staples. A cash-flow-based valuation insight also detracted, primarily with respect to positioning in communication services. Thematic insights focused on litigation and business controversies also underperformed, particularly as it related to positioning in the communication services and consumer discretionary sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	12.94%	8.50%	9.60%
Russell 3000® Index	17.41	15.74	14.71
Russell 2000® Growth Index	13.56	8.41	9.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jan. 28, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 655,723,139
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 1,841,388
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$655,723,139
Number of Portfolio Holdings	607
Net Investment Advisory Fees	$1,841,388
Portfolio Turnover Rate	144%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	23.5%
Health Care	23.1%
Industrials	21.7%
Consumer Discretionary	10.7%
Financials	8.8%
Materials	3.3%
Communication Services	2.3%
Real Estate	2.1%
Energy	2.0%
Consumer Staples	1.6%
Utilities	0.1%
Short-Term Securities	8.1%
Liabilities in Excess of Other Assets	(7.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.7%
Bloom Energy Corp., Class A	1.3%
Kratos Defense & Security Solutions, Inc.	1.3%
IonQ, Inc.	1.2%
ExlService Holdings, Inc.	1.2%
Fabrinet	1.0%
Rambus, Inc.	0.9%
Dycom Industries, Inc.	0.8%
Hims & Hers Health, Inc., Class A	0.8%
AeroVironment, Inc.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.7%
Bloom Energy Corp., Class A	1.3%
Kratos Defense & Security Solutions, Inc.	1.3%
IonQ, Inc.	1.2%
ExlService Holdings, Inc.	1.2%
Fabrinet	1.0%
Rambus, Inc.	0.9%
Dycom Industries, Inc.	0.8%
Hims & Hers Health, Inc., Class A	0.8%
AeroVironment, Inc.	0.8%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved a change to the Fund’s 80% investment policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. This change became effective on January 28, 2025.

Material Fund Change Expenses [Text Block]
The Fund’s Board approved a change to the Fund’s 80% investment policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. This change became effective on January 28, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000198224 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Growth Fund
Class Name	Class K Shares
Trading Symbol	PSGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 13.59%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 17.41% and the Russell 2000® Growth Index returned 13.56%.
What contributed to performance?
Sentiment insights made the strongest contribution to the Fund’s absolute return. Textual data evaluation of broker and analyst commentary effectively positioned the portfolio in sectors such as industrials and information technology, both of which outperformed the broader market. Metrics tracking mobile app usage were an additional contributor. Macroeconomic sentiment insights further contributed by motivating exposure to the financials and materials sectors, both of which delivered solid gains. Fundamental quality data measuring research and development intensity, especially in innovative areas of health care and industrials, also helped results.
What detracted from performance?
Although the Fund produced a gain in the period, certain insights detracted. Traditional valuation metrics that assess companies’ debt levels, free cash flow, and dividends misaligned the portfolio in sectors that underperformed, such as real estate and consumer staples. A cash-flow-based valuation insight also detracted, primarily with respect to positioning in communication services. Thematic insights focused on litigation and business controversies also underperformed, particularly as it related to positioning in the communication services and consumer discretionary sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	13.59%	9.11%	10.20%
Russell 3000® Index	17.41	15.74	14.71
Russell 2000® Growth Index	13.56	8.41	9.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jan. 28, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 655,723,139
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 1,841,388
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$655,723,139
Number of Portfolio Holdings	607
Net Investment Advisory Fees	$1,841,388
Portfolio Turnover Rate	144%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	23.5%
Health Care	23.1%
Industrials	21.7%
Consumer Discretionary	10.7%
Financials	8.8%
Materials	3.3%
Communication Services	2.3%
Real Estate	2.1%
Energy	2.0%
Consumer Staples	1.6%
Utilities	0.1%
Short-Term Securities	8.1%
Liabilities in Excess of Other Assets	(7.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.7%
Bloom Energy Corp., Class A	1.3%
Kratos Defense & Security Solutions, Inc.	1.3%
IonQ, Inc.	1.2%
ExlService Holdings, Inc.	1.2%
Fabrinet	1.0%
Rambus, Inc.	0.9%
Dycom Industries, Inc.	0.8%
Hims & Hers Health, Inc., Class A	0.8%
AeroVironment, Inc.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.7%
Bloom Energy Corp., Class A	1.3%
Kratos Defense & Security Solutions, Inc.	1.3%
IonQ, Inc.	1.2%
ExlService Holdings, Inc.	1.2%
Fabrinet	1.0%
Rambus, Inc.	0.9%
Dycom Industries, Inc.	0.8%
Hims & Hers Health, Inc., Class A	0.8%
AeroVironment, Inc.	0.8%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved a change to the Fund’s 80% investment policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. This change became effective on January 28, 2025.

Material Fund Change Expenses [Text Block]
The Fund’s Board approved a change to the Fund’s 80% investment policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. This change became effective on January 28, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000004049 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Growth Fund
Class Name	Investor A Shares
Trading Symbol	CSGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 13.21%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 17.41% and the Russell 2000® Growth Index returned 13.56%.
What contributed to performance?
Sentiment insights made the strongest contribution to the Fund’s absolute return. Textual data evaluation of broker and analyst commentary effectively positioned the portfolio in sectors such as industrials and information technology, both of which outperformed the broader market. Metrics tracking mobile app usage were an additional contributor. Macroeconomic sentiment insights further contributed by motivating exposure to the financials and materials sectors, both of which delivered solid gains. Fundamental quality data measuring research and development intensity, especially in innovative areas of health care and industrials, also helped results.
What detracted from performance?
Although the Fund produced a gain in the period, certain insights detracted. Traditional valuation metrics that assess companies’ debt levels, free cash flow, and dividends misaligned the portfolio in sectors that underperformed, such as real estate and consumer staples. A cash-flow-based valuation insight also detracted, primarily with respect to positioning in communication services. Thematic insights focused on litigation and business controversies also underperformed, particularly as it related to positioning in the communication services and consumer discretionary sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	13.21%	8.78%	9.87%
Investor A Shares (with sales charge)	7.26	7.61	9.28
Russell 3000® Index	17.41	15.74	14.71
Russell 2000® Growth Index	13.56	8.41	9.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jan. 28, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 655,723,139
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 1,841,388
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$655,723,139
Number of Portfolio Holdings	607
Net Investment Advisory Fees	$1,841,388
Portfolio Turnover Rate	144%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	23.5%
Health Care	23.1%
Industrials	21.7%
Consumer Discretionary	10.7%
Financials	8.8%
Materials	3.3%
Communication Services	2.3%
Real Estate	2.1%
Energy	2.0%
Consumer Staples	1.6%
Utilities	0.1%
Short-Term Securities	8.1%
Liabilities in Excess of Other Assets	(7.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.7%
Bloom Energy Corp., Class A	1.3%
Kratos Defense & Security Solutions, Inc.	1.3%
IonQ, Inc.	1.2%
ExlService Holdings, Inc.	1.2%
Fabrinet	1.0%
Rambus, Inc.	0.9%
Dycom Industries, Inc.	0.8%
Hims & Hers Health, Inc., Class A	0.8%
AeroVironment, Inc.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.7%
Bloom Energy Corp., Class A	1.3%
Kratos Defense & Security Solutions, Inc.	1.3%
IonQ, Inc.	1.2%
ExlService Holdings, Inc.	1.2%
Fabrinet	1.0%
Rambus, Inc.	0.9%
Dycom Industries, Inc.	0.8%
Hims & Hers Health, Inc., Class A	0.8%
AeroVironment, Inc.	0.8%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved a change to the Fund’s 80% investment policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. This change became effective on January 28, 2025.

Material Fund Change Expenses [Text Block]
The Fund’s Board approved a change to the Fund’s 80% investment policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. This change became effective on January 28, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000004047 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	PSGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Institutional Shares returned 13.54%.
  For the same period, the Fund’s benchmark, the Russell 3000® Index, returned 17.41% and the Russell 2000® Growth Index returned 13.56%.
What contributed to performance?
Sentiment insights made the strongest contribution to the Fund’s absolute return. Textual data evaluation of broker and analyst commentary effectively positioned the portfolio in sectors such as industrials and information technology, both of which outperformed the broader market. Metrics tracking mobile app usage were an additional contributor. Macroeconomic sentiment insights further contributed by motivating exposure to the financials and materials sectors, both of which delivered solid gains. Fundamental quality data measuring research and development intensity, especially in innovative areas of health care and industrials, also helped results.
What detracted from performance?
Although the Fund produced a gain in the period, certain insights detracted. Traditional valuation metrics that assess companies’ debt levels, free cash flow, and dividends misaligned the portfolio in sectors that underperformed, such as real estate and consumer staples. A cash-flow-based valuation insight also detracted, primarily with respect to positioning in communication services. Thematic insights focused on litigation and business controversies also underperformed, particularly as it related to positioning in the communication services and consumer discretionary sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 1, 2015 through September 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	13.54%	9.05%	10.16%
Russell 3000® Index	17.41	15.74	14.71
Russell 2000® Growth Index	13.56	8.41	9.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jan. 28, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 655,723,139
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 1,841,388
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$655,723,139
Number of Portfolio Holdings	607
Net Investment Advisory Fees	$1,841,388
Portfolio Turnover Rate	144%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	23.5%
Health Care	23.1%
Industrials	21.7%
Consumer Discretionary	10.7%
Financials	8.8%
Materials	3.3%
Communication Services	2.3%
Real Estate	2.1%
Energy	2.0%
Consumer Staples	1.6%
Utilities	0.1%
Short-Term Securities	8.1%
Liabilities in Excess of Other Assets	(7.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.7%
Bloom Energy Corp., Class A	1.3%
Kratos Defense & Security Solutions, Inc.	1.3%
IonQ, Inc.	1.2%
ExlService Holdings, Inc.	1.2%
Fabrinet	1.0%
Rambus, Inc.	0.9%
Dycom Industries, Inc.	0.8%
Hims & Hers Health, Inc., Class A	0.8%
AeroVironment, Inc.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Credo Technology Group Holding Ltd.	1.7%
Bloom Energy Corp., Class A	1.3%
Kratos Defense & Security Solutions, Inc.	1.3%
IonQ, Inc.	1.2%
ExlService Holdings, Inc.	1.2%
Fabrinet	1.0%
Rambus, Inc.	0.9%
Dycom Industries, Inc.	0.8%
Hims & Hers Health, Inc., Class A	0.8%
AeroVironment, Inc.	0.8%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved a change to the Fund’s 80% investment policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. This change became effective on January 28, 2025.

Material Fund Change Expenses [Text Block]
The Fund’s Board approved a change to the Fund’s 80% investment policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. This change became effective on January 28, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports